New standards and interpretations not yet effective (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Expected Impact on Adoption of New Accounting Standards

Impact on the statement of financial position (increase/(decrease)) as at January 1, 2019:

	Range
Assets
Right-of-use assets	1,100,000	to	1,200,000
Deferred income tax	40,000	to	50,000

	1,140,000		1,250,000
Liabilities
Leases	1,600,000	to	1,700,000
Equity	(460,000)		(450,000)